Goodwill and Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Goodwill and Intangible Assets, Net

9. Goodwill and Intangible Assets, Net

The following is a summary of goodwill by reportable segment as of and for the six months ended June 30, 2026:

	Banzai Operating Co.	Vidello	OpenReel	Consolidated
Goodwill – December 31, 2025	$2,172	$3,019	$16,801	$21,992
Goodwill – June 30, 2026	$2,172	$3,019	$16,801	$21,992

Intangible Assets

Intangible assets subject to amortization consist of the following:

	Estimated Useful Life (years):	June 30, 2026
Customer relationships	6 - 7	$1,140
Trade name	10 - 15	1,637
Technology	6 - 8	6,425
Intangible assets, gross		9,202
Less: Accumulated amortization		(1,768)
Intangible assets, net		$7,434

Total amortization expense related to intangible assets was $607 for the six months ended June 30, 2026. Expected amortization expense is as follows:

Remainder of 2026	$608
2027	1,215
2028	1,215
2029	1,215
2030	1,206
Thereafter	1,975
Total	$7,434

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

10. Goodwill and Intangible Assets, Net

The following is a summary of goodwill by reportable segment as of and for the year ended December 31, 2025:

	Banzai Operating Co.	Vidello	OpenReel	Consolidated
Goodwill – December 31, 2024	$2,171,526	$—	$16,800,949	$18,972,475
Additions to goodwill (Note 4)	—	3,019,246	—	3,019,246
Goodwill – December 31, 2025	$2,171,526	$3,019,246	$16,800,949	$21,991,721

Intangible Assets

Intangible assets subject to amortization consist of the following:

	Estimated Useful Life (years):	December 31, 2025
Customer relationships	6 - 7	$1,139,710
Trade name	10 - 15	1,637,100
Technology	6 - 8	6,425,010
Intangible assets, gross		9,201,820
Less: Accumulated amortization		(1,174,429)
Intangible assets, net		$8,027,391

Total amortization expense related to intangible assets was $1,146,066 for the year ended December 31, 2025. Expected amortization expense is as follows:

2026	$1,214,920
2027	1,214,920
2028	1,214,920
2029	1,214,920
2030	1,205,547
Thereafter	1,962,162
Total	$8,027,391